UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8267

Kopp Funds, Inc.
(Exact name of registrant as specified in charter)

7701 France Avenue South, Suite 500
Edina, MN 55435
(Address of principal executive offices) (Zip code)

John P. Flakne
Kopp Funds, Inc.
7701 France Avenue South, Suite 500
Edina, MN 55435
(Name and address of agent for service)

(952) 841-0400
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Kopp Emerging Growth Fund
Schedule of Investments
December 31, 2005 (Unaudited)

Number of
Shares		Value
	COMMON STOCK - 99.6%
	Arthroscopy & Orthopedics - 5.8%
330,000	ArthroCare Corporation	$13,906,200
400,000	NuVasive, Inc.	7,240,000
		21,146,200

	Clinical Laboratory Diagnostics - 4.3%
200,000	E-Z-EM, Inc.	4,580,000
100,000	Gen-Probe Incorporated	4,879,000
300,000	TriPath Imaging, Inc.	1,812,000
100,000	Ventana Medical Systems, Inc.	4,235,000
		15,506,000

	Communication Components & Subsystems - 9.8%
1,300,000	Centillium Communications, Inc.	4,550,000
4,000,000	Finisar Corporation	8,320,000
1,400,000	Mindspeed Technologies Inc.	3,290,000
735,714	Oplink Communications, Inc.	10,667,853
200,000	PLX Technology, Inc.	1,720,000
250,000	PMC-Sierra, Inc.	1,927,500
2,600,000	Vitesse Semiconductor Corporation	4,992,000
		35,467,353

	Database & Data Warehousing - 4.4%
450,000	Hyperion Solutions Corporation	16,119,000

	E-Commerce - 2.1%
340,000	VeriSign, Inc.	7,452,800

	Genomics - 1.6%
615,000	CuraGen Corporation	1,894,200
1,000,000	Sangamo BioSciences, Inc.	4,030,000
		5,924,200

	Imaging Products - 6.3%
400,000	SonoSite, Inc.	14,004,000
330,000	Vital Images, Inc.	8,629,500
		22,633,500

	Industrial Automation - 0.8%
237,800	Adept Technology, Inc.	3,005,792

	Information Security - 1.6%
1,000,000	Digimarc Corporation	5,900,000

	Machine Vision/Inspection - 0.6%
160,000	CyberOptics Corporation	2,156,800

	Miscellaneous Software & Services - 0.7%
250,000	Phase Forward Incorporated	2,437,500

	Networking - 7.7%
1,960,000	Redback Networks Inc.	27,557,600
520,000	Verilink Corporation	447,200
		28,004,800

	Point-Of-Care Diagnostics - 5.5%
100,000	Biosite Incorporated	5,629,000
825,000	Cepheid, Inc.	7,243,500
650,000	Quidel Corporation	6,994,000
		19,866,500

	Research Instrumentation - 3.5%
1,100,000	Caliper Life Sciences, Inc.	6,468,000
580,000	Harvard Bioscience, Inc.	2,581,000
3,333,000	Transgenomic, Inc.#	3,499,650
		12,548,650

	Research Supplies & Services - 3.0%
400,000	Symyx Technologies, Inc.	10,916,000

	Semicap Equipment - 0.2%
58,696	Aviza Technology, Inc.	311,089
29,500	Zygo Corporation	433,355
		744,444

	Semiconductor - 1.7%
1,550,000	QuickLogic Corporation#	6,122,500

	Software Applications - 10.4%
1,350,000	Epicor Software Corporation	19,075,500
600,000	MRO Software, Inc.	8,424,000
800,000	MapInfo Corporation	10,088,000
		37,587,500

	Specialty Pharmaceuticals - 3.6%
1,275,000	DepoMed, Inc.	7,650,000
300,000	Salix Pharmaceuticals, Ltd.	5,274,000
		12,924,000

	Surgical Products - 1.9%
200,000	Cutera, Inc.	5,272,000
400,000	Rita Medical Systems, Inc.	1,564,000
		6,836,000

	Telecommunication Equipment - 6.3%
600,000	ADC Telecommunications, Inc.	13,404,000
3,135,000	Tut Systems, Inc.#	9,373,650
		22,777,650

	Therapeutics/Specialty Compounds - 10.0%
1,200,000	Array BioPharma Inc.	8,412,000
750,000	Cell Genesys, Inc.	4,447,500
1,500,000	Medarex, Inc.	20,775,000
1,420,120	Neose Technologies, Inc.	2,740,832
		36,375,332

	Wireless Equipment - 7.8%
290,000	EMS Technologies, Inc.	5,133,000
400,000	RAE Systems Inc.	1,404,000
260,000	RF Monolithics, Inc.	1,456,000
4,000,000	Stratex Networks, Inc.	14,320,000
4,000,000	Superconductor Technologies Inc.	1,720,000
2,500,000	WJ Communications, Inc.	4,050,000
		28,083,000

	TOTAL COMMON STOCK (Cost $448,496,783)	360,535,521

	SHORT-TERM INVESTMENT - 1.0%
	INVESTMENT COMPANY - 1.0%
3,640,391	First American Prime Obligations Fund, Class I*	3,640,391

	Total Short-Term Investment (Cost $3,640,391)	3,640,391

	Total Investments - 100.6% (cost $452,137,174)	364,175,912

	Liabilities, Less Other Assets - (0.6)%	(2,289,539)

	NET ASSETS - 100.0%	$361,886,373

#	Affiliated company; the Fund owns 5% or more of the outstanding voting securities
	of the issuer. See note 7 to the Notes to the Financial Statements.
*	Income producing security. All other securities are non-income producing.

	The cost basis of investments for federal income tax purposes at
	December 31, 2005 was as follows**:

	Cost of investments	$453,339,024
	Gross unrealized appreciation	$110,599,924
	Gross unrealized depreciation	(199,763,036)
	Net unrealized appreciation	$(89,163,112)

**	Because tax adjustments are calculated annually, the above table reflects the
	tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the
	Notes to the Financial Statements section in the Fund’s most recent annual report.

Kopp Total Quality Management Fund
Schedule of Investments
December 31, 2005 (Unaudited)

Number of
Shares		Value
	COMMON STOCK - 97.7%
	Aerospace & Defense - 2.1%
4,100	Boeing Company	$287,984
4,100	Lockheed Martin Corporation	260,883
		548,867

	Air Freight & Logistics - 1.1%
2,700	FedEx Corp.	279,153

	Airlines - 1.0%
16,800	Southwest Airlines Co.	276,024

	Auto Components - 1.1%
4,100	Johnson Controls, Inc.	298,931

	Automobiles - 0.9%
4,700	Harley-Davidson, Inc.	242,003

	Beverages - 1.9%
5,200	Anheuser-Busch Companies, Inc.	223,392
4,700	PepsiCo, Inc.	277,676
		501,068

	Biotechnology - 1.0%
3,500	Amgen, Inc.*	276,010

	Capital Markets - 3.4%
1,000	Ameriprise Financial, Inc.	41,000
4,300	Merrill Lynch & Co., Inc.	291,239
5,500	Northern Trust Corporation	285,010
5,000	State Street Corporation	277,200
		894,449

	Chemicals - 3.0%
4,400	Air Products & Chemicals, Inc.	260,436
5,200	Dow Chemical Company	227,864
3,900	Monsanto Company	302,367
		790,667

	Commercial Banks - 4.0%
6,100	First Horizon National Corporation	234,484
4,700	PNC Financial Services Group, Inc.	290,601
3,500	SunTrust Banks, Inc.	254,660
4,500	Wells Fargo & Company	282,735
		1,062,480

	Commercial Services & Supplies - 1.7%
12,100	Cendant Corporation	208,725
5,600	Pitney Bowes, Inc.	236,600
		445,325

	Communications Equipment - 3.1%
14,000	Cisco Systems, Inc.*	239,680
14,300	Corning, Inc.*	281,138
12,700	Motorola, Inc.	286,893
		807,711

	Computers & Peripherals - 1.7%
6,700	Dell, Inc.*	200,933
3,100	International Business Machines Corporation	254,820
		455,753

	Consumer Finance - 2.1%
5,000	American Express Company	257,300
10,900	MBNA Corporation	295,935
		553,235

	Containers & Packaging - 0.9%
8,600	Bemis Company, Inc.	239,682

	Diversified Financial Services - 1.0%
5,700	Citigroup, Inc.	276,621

	Diversified Telecommunication Services - 1.7%
10,400	Sprint Nextel Corporation	242,944
6,800	Verizon Communications, Inc.	204,816
		447,760

	Electric Utilities - 2.8%
3,400	Entergy Corporation	233,410
7,400	Southern Company	255,522
13,300	Xcel Energy, Inc.	245,518
		734,450

	Electrical Equipment - 1.1%
3,800	Emerson Electric Co.	283,860

	Electronic Equipment & Instruments - 0.8%
57,400	Solectron Corporation*	210,084

	Energy Equipment & Services - 1.9%
4,000	Halliburton Company	247,840
3,600	Noble Corporation+	253,944
		501,784

	Food & Staples Retailing - 1.9%
6,000	Walgreen Co.	265,560
5,300	Wal-Mart Stores, Inc.	248,040
		513,600

	Food Products - 1.7%
3,900	Hershey Foods Corporation	215,475
11,700	Sara Lee Corporation	221,130
		436,605

	Health Care Equipment & Supplies - 3.1%
7,000	Baxter International, Inc.	263,550
10,600	Boston Scientific Corporation*	259,594
5,000	Medtronic, Inc.	287,850
		810,994

	Health Care Providers & Services - 4.1%
4,500	Cardinal Health, Inc.	309,375
4,800	HCA, Inc.	242,400
4,800	Quest Diagnostics Incorporated	247,104
4,750	UnitedHealth Group, Inc.	295,165
		1,094,044

	Hotels, Restaurants & Leisure - 2.1%
4,000	Marriott International, Inc. - Class A	267,880
9,500	Starbucks Corporation*	285,095
		552,975

	Household Durables - 2.1%
3,000	Black & Decker Corporation	260,880
3,400	Whirlpool Corporation	284,784
		545,664

	Household Products - 1.0%
4,600	Procter & Gamble Company	266,248

	Industrial Conglomerates - 1.8%
3,100	3M Co.	240,250
6,700	General Electric Company	234,835
		475,085

	Information Technology Services - 2.2%
5,800	Computer Sciences Corporation*	293,712
6,600	First Data Corporation	283,866
		577,578

	Insurance - 4.2%
4,700	Allstate Corporation	254,129
4,200	American International Group, Inc.	286,566
5,800	Metlife, Inc.	284,200
2,400	Progressive Corporation	280,272
		1,105,167

	Internet & Catalog Retail - 1.0%
6,300	eBay, Inc.*	272,475

	Leisure Equipment & Products - 0.8%
8,500	Eastman Kodak Company	198,900

	Machinery - 3.0%
5,100	Caterpillar, Inc.	294,627
3,800	Eaton Corporation	254,942
6,200	Ingersoll-Rand Company, Ltd. - Class A+	250,294
		799,863

	Media - 2.7%
4,000	Knight-Ridder, Inc.	253,200
14,100	Time Warner, Inc.	245,904
8,900	Walt Disney Company	213,333
		712,437

	Metals & Mining - 1.1%
4,500	Nucor Corporation	300,240

	Multiline Retail - 2.1%
7,800	Nordstrom, Inc.	291,720
4,800	Target Corporation	263,856
		555,576

	Multi-Utilities & Unregulated Power - 2.8%
4,300	Constellation Energy Group	247,680
3,200	Dominion Resources Inc.	247,040
5,700	Sempra Energy	255,588
		750,308

	Office Electronics - 1.0%
17,600	Xerox Corporation*	257,840

	Oil & Gas - 3.9%
3,000	Anadarko Petroleum Corporation	284,250
4,400	ConocoPhillips	255,992
4,100	Exxon Mobil Corporation	230,297
10,800	Williams Companies, Inc.	250,236
		1,020,775

	Paper & Forest Products - 1.0%
3,900	Weyerhaeuser Company	258,726

	Pharmaceuticals - 2.7%
4,700	Eli Lilly and Company	265,973
3,900	Johnson & Johnson	234,390
9,500	Pfizer, Inc.	221,540
		721,903

	Real Estate - 0.9%
8,100	Equity Office Properties Trust	245,673

	Semiconductor & Semiconductor Equipment - 4.2%
15,500	Applied Materials, Inc.	278,070
10,400	Intel Corporation	259,584
11,100	National Semiconductor Corporation	288,378
8,800	Texas Instruments, Inc.	282,216
		1,108,248

	Software - 3.0%
5,400	Intuit, Inc.*	287,820
10,300	Microsoft Corporation	269,345
18,700	Oracle Corporation*	228,327
		785,492

	Specialty Retail - 3.0%
5,700	Best Buy Co., Inc.	247,836
6,700	Home Depot, Inc.	271,216
12,150	Staples, Inc.	275,927
		794,979

	Textiles, Apparel & Luxury Goods - 1.0%
8,100	Coach, Inc.*	270,054

	Thrifts & Mortgage Finance - 1.0%
7,400	Countrywide Financial Corporation	253,006

	TOTAL COMMON STOCK (Cost $20,613,953)	25,810,372

	SHORT-TERM INVESTMENT - 2.1%
	INVESTMENT COMPANY - 2.1%
550,255	First American Prime Obligations Fund, Class I	550,255

	Total Short-Term Investment (cost $550,255)	550,255

	Total Investments - 99.8% (cost $21,164,208)	26,360,627

	Other Assets Less Liabilities - 0.2%	60,365

	NET ASSETS - 100.0%	$26,420,992

*	Non-income producing.
+	U.S. traded security of a foreign issuer.

	The cost basis of investments for federal income tax purposes at
	December 31, 2005 was as follows**:

	Cost of investments	$21,200,537
	Gross unrealized appreciation	$5,788,840
	Gross unrealized depreciation	(628,750)
	Net unrealized appreciation	$5,160,090

**	Because tax adjustments are calculated annually, the above table reflects the
	tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the
	Notes to the Financial Statements section in the Fund’s most recent annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to the Financial Statements in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kopp Funds, Inc.

By (Signature and Title) /s/ LeRoy C. Kopp
LeRoy C. Kopp, Chief Executive Officer and President

Date    2/14/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ LeRoy C. Kopp
LeRoy C. Kopp, Chief Executive Officer and President

Date    2/14/06

By (Signature and Title) /s/ John P. Flakne
John P. Flakne, Chief Financial Officer, Secretary and Treasurer

Date    2/14/06